Additional Information (Schedule Of Additional Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Information [Abstract]
Research and development expense	$ 128	$ 144	$ 177
Advertising expense	5	5	6
Interest expense	1,220	1,136	1,189
Interest income	(4)	(3)	(4)
Interest and other debt expense, net	1,216	1,133	1,185
Interest expense of financial services operations included in cost of sales			20
Rent expense	$ 63	$ 58	$ 55